THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C
                                   Multi-Fund
                                  Multi-Fund 5

                   Lincoln National Variable Annuity Account E
                               The American Legacy

                   Lincoln National Variable Annuity Account H
                               American Legacy II
                            American Legacy III Suite
                             American Legacy Design

                     Lincoln Life Variable Annuity Account N
                            Lincoln ChoicePlus Suite
                           Lincoln ChoicePlus II Suite
                       Lincoln ChoicePlus Assurance Suite
                            Lincoln ChoicePlus Design


This Supplement outlines a change to your individual variable annuity prospectus. It is for informational purposes and requires no action on your part.

i4LIFE(R) Advantage Death Benefits - i4LIFE(R) Advantage EGMDB. The i4LIFE(R) Advantage EGMDB for IRAs and Roth IRAs will be available on or about June 4, 2007. Please contact your registered representative regarding availability.